AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 91.5%
Exchange-Traded Funds — 49.0%
Goldman Sachs ActiveBeta International Equity ETF**	56,184	$ 1,295,603
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF**(a)	106,903	5,579,268
iShares Core MSCI EAFE ETF	142,019	7,085,328
iShares Core MSCI Emerging Markets ETF(a)	66,603	2,695,423
Vanguard S&P 500 ETF(a)	8,694	2,058,913

Total Exchange-Traded Funds (cost $21,514,193)		18,714,535
Unaffiliated Funds** — 42.5%
Goldman Sachs Absolute Return Tracker Fund, (Institutional Shares)	224,463	1,973,032
Goldman Sachs Alternative Premia Fund, (Institutional Shares)*	82,872	662,146
Goldman Sachs Core Fixed Income Fund, (Institutional Shares)	591,364	6,404,471
Goldman Sachs Emerging Markets Debt Fund, (Institutional Shares)	69,971	726,302
Goldman Sachs Emerging Markets Equity Insights Fund, (Institutional Shares)	121,691	907,813
Goldman Sachs Global Infrastructure Fund, (Institutional Shares)	58,624	605,587
Goldman Sachs High Yield Floating Rate Fund, (Institutional Shares)	69,809	551,487
Goldman Sachs High Yield Fund, (Institutional Shares)	61,734	338,922
Goldman Sachs International Real Estate Securities Fund, (Institutional Shares)	47,308	228,499
Goldman Sachs Local Emerging Markets Debt Fund, (Institutional Shares)	99,417	493,110
Goldman Sachs Managed Futures Strategy Fund, (Institutional Shares)	103,571	1,055,390
Goldman Sachs Real Estate Securities Fund, (Institutional Shares)	22,512	231,646
Goldman Sachs Tactical Tilt Overlay Fund, (Institutional Shares)	219,809	2,048,617

Total Unaffiliated Funds (cost $17,267,106)		16,227,022

Total Long-Term Investments (cost $38,781,299)		34,941,557

Short-Term Investments — 20.8%
Affiliated Mutual Funds — 19.7%
PGIM Core Ultra Short Bond Fund(w)	2,924,044	2,924,044
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $4,620,474; includes $4,618,356 of cash collateral for securities on loan)(b)(w)	4,629,239	$ 4,621,831

	Total Affiliated Mutual Funds (cost $7,544,518)	7,545,875
Options Purchased*~ — 1.1%
	(cost $132,360)	418,569

	Total Short-Term Investments (cost $7,676,878)	7,964,444

	TOTAL INVESTMENTS—112.3% (cost $46,458,177)	42,906,001

	Liabilities in excess of other assets(z) — (12.3)%	(4,707,426)

	Net Assets — 100.0%	$ 38,198,575

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

*	Non-income producing security.
**	Investments are affiliated with the Subadvisor.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,504,847; cash collateral of $4,618,356 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
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AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
90 Day Euro Dollar Futures	Call	06/15/20	$98.50	4	10	$ 9,825
90 Day Euro Dollar Futures	Call	09/14/20	$97.50	4	10	21,450
90 Day Euro Dollar Futures	Call	09/14/20	$98.00	1	3	4,119
90 Day Euro Dollar Futures	Call	12/14/20	$97.50	4	10	21,600
90 Day Euro Dollar Futures	Call	12/14/20	$98.00	6	15	24,938
90 Day Euro Dollar Futures	Call	03/15/21	$98.25	34	85	124,737
90 Day Euro Dollar Futures	Call	06/14/21	$98.25	30	75	109,875
90 Day Euro Dollar Futures	Call	09/13/21	$98.25	28	70	102,025
Total Options Purchased (cost $132,360)						$418,569
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
9	Russell 2000 E-Mini Index	Jun. 2020	$ 516,420	$ 19,648
34	S&P 500 E-Mini Index	Jun. 2020	4,368,490	(181,165)
				$(161,517)
Forward foreign currency exchange contracts outstanding at March 31, 2020:
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	1,240	$ 820,865	$ 762,880	$ 57,985	$ —
British Pound,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	1,460	1,873,414	1,815,926	57,488	—
Danish Krone,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	DKK	1,600	239,275	237,046	2,229	—
Euro,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	3,480	3,892,961	3,849,525	43,436	—
Hong Kong Dollar,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	HKD	2,930	377,019	377,817	—	(798)
Israeli Shekel,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	160	46,517	45,352	1,165	—
Japanese Yen,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	314,000	2,939,684	2,929,958	9,726	—
New Zealand Dollar,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	50	31,407	29,817	1,590	—
Norwegian Krone,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	650	70,006	62,540	7,466	—
Singapore Dollar,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SGD	200	144,510	140,879	3,631	—
Swedish Krona,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SEK	3,225	340,362	326,562	13,800	—
Swiss Franc,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	1,130	1,188,316	1,178,360	9,956	—
				$11,964,336	$11,756,662	$208,472	$(798)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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